UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 5/31

Date of reporting period: 07/01/18 - 06/30/19

Item 1. Proxy Voting Record


=========== Wells Fargo WealthBuilder Conservative Allocation Fund ============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo
High Yield Bond Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Strategic Income Fund, Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo U.S. Reit Portfolio, Wells Fargo U.S. High Yield Bond Portfolio, Wells Fargo Emerging Growth Portfolio and Wells Fargo Real Return Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019), International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 21, 2019) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019).


==================== Wells Fargo WealthBuilder Equity Fund =====================

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio and Wells Fargo Emerging Growth Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories:
International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019).


=============== Wells Fargo WealthBuilder Growth Allocation Fund ===============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging Markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Strategic Income Fund, Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo U.S. Reit Portfolio, Wells Fargo High Yield Bond Portfolio, Wells Fargo Emerging Growth Portfolio and Wells Fargo Real Return Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019), International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date:
August 21, 2019) and U.S. Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019).


================ Wells Fargo WealthBuilder Growth Balanced Fund ================

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Emerging markets Equity Fund, Wells Fargo Endeavor Select Fund, Wells Fargo High Yield Bond Fund, Wells Fargo Large Cap Growth Fund, Wells Fargo Small Cap Value Fund, Wells Fargo Strategic Income Fund, Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo U.S. Reit Portfolio, Wells Fargo Emerging Growth Portfolio and Wells Fargo Real Return Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date:
August 21, 2019). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds CIK # 0001081400, File Number 811-09253, Filing
Date: August 21, 2019), International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019) and U.S. Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019).


=============== Wells Fargo WealthBuilder Moderate Balanced Fund ===============

The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Conservative Income Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Core Bond Portfolio, Wells Fargo Disciplined Large Cap Portfolio, Wells Fargo Diversified Large Cap Growth Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Large Company Value Portfolio, Wells Fargo C&B Large Cap Value Portfolio, Wells Fargo Emerging Growth Portfolio, Wells Fargo International Growth Portfolio, Wells Fargo International Value Portfolio, Wells Fargo Managed Fixed Income Portfolio, Wells Fargo Real Return Portfolio, Wells Fargo Small Company Growth Portfolio and Wells Fargo Small Company Value Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date:
August 21, 2019). Voting records for the other affiliated funds in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Funds Trust for the following asset categories: Fixed Income Funds CIK # 0001081400, File Number 811-09253, Filing
Date: August 21, 2019), International and Global Equity Funds (CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019) and U.S. Equity Funds
(CIK # 0001081400, File Number 811-09253, Filing Date: August 21, 2019).


========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO FUNDS TRUST

BY: /S/ ANDREW OWEN
NAME: ANDREW OWEN
TITLE: PRESIDENT
DATE: August 21, 2019